Other Financial Assets - Schedule of Other Financial Assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Derivative assets	¥ 41,890	¥ 64,100
Investment in equity instruments at fair value through OCI	148,451	145,070
Financial assets associated with contingent consideration arrangements	26,852	25,446
Other	30,205	24,888
Total	258,859	272,480
Non-current	233,554	235,882
Current	25,305	36,598
Convertible notes
Disclosure of financial assets [line items]
Investments in financial assets at fair value through P&L	10,409	12,176
Debt securities
Disclosure of financial assets [line items]
Investments in financial assets at fair value through P&L	¥ 1,052	¥ 800